Summary of Significant Accounting Policies - Risk of concentrations of credit, significant customers and significant suppliers (Details) - Evolv Technologies Holdings, Inc. - customer	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue | Customer concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%	59.50%
Total revenue | Customer concentration risk | Customer One
Concentration Risk [Line Items]
Number of customers	1
Concentration risk, percentage	10.00%
Total revenue | Customer concentration risk | Customer Three
Concentration Risk [Line Items]
Number of customers		3
Concentration risk, percentage		10.00%
Total revenue | Customer concentration risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	10.70%
Total revenue | Customer concentration risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		26.60%
Total revenue | Customer concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		21.70%
Total revenue | Customer concentration risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage		11.20%
Accounts receivable | Customer concentration risk | Customer Two
Concentration Risk [Line Items]
Number of customers	2	2
Concentration risk, percentage	10.00%	10.00%
Accounts receivable | Credit concentration risk | Customer Representing More Than Ten Percentage
Concentration Risk [Line Items]
Concentration risk, percentage	47.20%	78.20%
Accounts receivable | Credit concentration risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		56.30%
Accounts receivable | Credit concentration risk | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage	23.80%
Accounts receivable | Credit concentration risk | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage	23.40%
Accounts receivable | Credit concentration risk | Customer G
Concentration Risk [Line Items]
Concentration risk, percentage		21.90%